Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Pre-development properties	Total
Cost
Balance at January 1, 2021	$222,908	$2,400,876	$83,513	$3,431,908	$872,193	$7,011,398
Additions/transfers	12,139	80,815	134,237	72,192	16,681	316,064
Acquisition of QMX Gold Corporation	2,357	1,649	—	78,852	—	82,858
Impairment	—	—	(3,923)	—	—	(3,923)
Write-down of assets	—	(3,520)	—	(696)	(2,914)	(7,130)
Other movements/transfers	(2,539)	96,373	(104,014)	(865)	98	(10,947)
Assets disposed of in the sale of Tocantinzinho	—	—	—	—	(210,570)	(210,570)
Disposals	(1,603)	(8,014)	—	(648)	(2,883)	(13,148)
Balance at December 31, 2021	$233,262	$2,568,179	$109,813	$3,580,743	$672,605	$7,164,602

Balance at January 1, 2022	$233,262	$2,568,179	$109,813	$3,580,743	$672,605	$7,164,602
Additions/transfers	7,420	21,901	181,216	84,065	(3,139)	291,463
(Write-down) recovery of assets	(44)	(37,264)	(343)	225	(906)	(38,332)
Other movements/transfers	4,691	77,274	(167,081)	86,821	—	1,705
Assets reclassified as held for sale	—	—	—	—	(425,587)	(425,587)
Disposals	(1,997)	(6,357)	—	(12)	(272)	(8,638)
Balance at December 31, 2022	$243,332	$2,623,733	$123,605	$3,751,842	$242,701	$6,985,213

Accumulated depreciation
Balance at January 1, 2021	$(70,657)	$(1,149,283)	$—	$(1,737,527)	$(11,732)	$(2,969,199)
Depreciation for the year	(8,285)	(127,287)	—	(66,254)	—	(201,826)
(Impairment) reversal	—	(10,939)	—	936	—	(10,003)
Other movements	771	9,043	—	1,198	(1,088)	9,924
Assets disposed of in the sale of Tocantinzinho	—	—	—	—	2,964	2,964
Disposals	1,087	5,262	—	—	400	6,749
Balance at December 31, 2021	$(77,084)	$(1,273,204)	$—	$(1,801,647)	$(9,456)	$(3,161,391)

Balance at January 1, 2022	$(77,084)	$(1,273,204)	$—	$(1,801,647)	$(9,456)	$(3,161,391)
Depreciation for the year	(14,303)	(139,188)	—	(96,999)	—	(250,490)
Write-down of assets	—	12,475	—	—	—	12,475
Impairment	—	—	—	—	(394,723)	(394,723)
Other movements	261	(1,752)	—	(820)	(654)	(2,965)
Assets reclassified as held for sale	—	—	—	—	400,856	400,856
Disposals	1,491	5,542	—	—	254	7,287
Balance at December 31, 2022	$(89,635)	$(1,396,127)	$—	$(1,899,466)	$(3,723)	$(3,388,951)

Carrying amounts
At January 1, 2021	$152,251	$1,251,593	$83,513	$1,694,381	$860,461	$4,042,199
At December 31, 2021	$156,178	$1,294,975	$109,813	$1,779,096	$663,149	$4,003,211
Balance at December 31, 2022	$153,697	$1,227,606	$123,605	$1,852,376	$238,978	$3,596,262

Summary of key assumptions used for assessing recoverable amount of company's CGUs versus carrying values

	2022	2021
Gold price ($/oz)	$1,725 - $1,600	$1,800 - $1,550
Silver price ($/oz)	$22 - $21	$24 - $21
Lead price ($/t)	$2,050 - $2,000	$2,150 - $2,050
Zinc price ($/t)	$3,000 - $2,550	$2,825 - $2,500
Discount rate	7.0% - 7.5%	6.0% - 6.5%
VBPP fair value ($)	$361,352	$330,848
VBPP fair value ($/oz)	$224	$251